STATEMENT OF INVESTMENTS
BNY Mellon Equity Income Fund

February 28, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Automobiles & Components - .2%
Ford Motor	147,200		2,584,832
Banks - 8.2%
Bank of America	356,500		15,757,300
Citizens Financial Group	750		39,315
Comerica	208,500		19,909,665
JPMorgan Chase & Co.	195,455		27,715,519
KeyCorp	380,500		9,539,135
New York Community Bancorp	42,500		490,450
Regions Financial	263,758		6,380,306
The PNC Financial Services Group	24,800		4,941,400
			84,773,090
Capital Goods - 4.5%
3M	56,350		8,376,427
Caterpillar	70,150		13,158,737
Cummins	15,200		3,102,624
Emerson Electric	70,800		6,578,736
General Dynamics	17,700		4,149,765
Johnson Controls International	13,350		867,216
Lockheed Martin	24,000		10,411,200
			46,644,705
Consumer Durables & Apparel - 1.5%
Leggett & Platt	193,500		7,174,980
Newell Brands	345,500		8,205,625
			15,380,605
Consumer Services - 1.2%
Darden Restaurants	43,450		6,309,809
McDonald's	23,300		5,703,141
			12,012,950
Diversified Financials - 3.2%
Apollo Global Management	21,450	[a]	1,399,827
BlackRock	10,800		8,034,012
Discover Financial Services	15,450		1,907,148
Morgan Stanley	147,150		13,352,391
Synchrony Financial	300		12,834
The Goldman Sachs Group	25,350		8,651,701
			33,357,913
Energy - 7.4%
ConocoPhillips	11,500		1,090,890
Devon Energy	545,450		32,481,547

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Energy - 7.4% (continued)
DT Midstream	2,750		146,025
EOG Resources	59,250		6,809,010
Exxon Mobil	165,560		12,983,215
Kinder Morgan	84,150		1,464,210
The Williams Companies	467,550		14,624,964
Valero Energy	90,900		7,591,059
			77,190,920
Food, Beverage & Tobacco - 7.5%
Altria Group	575,820		29,533,808
Philip Morris International	318,140		32,154,410
The Coca-Cola Company	185,800		11,564,192
The Hershey Company	11,550		2,336,103
Tyson Foods, Cl. A	26,100		2,418,426
			78,006,939
Health Care Equipment & Services - .6%
CVS Health	57,950		6,006,518
Insurance - 2.3%
Chubb	11,100		2,260,404
MetLife	283,000		19,116,650
Prudential Financial	21,505		2,401,248
			23,778,302
Materials - 2.9%
Dow	112,050		6,606,468
Freeport-McMoRan	296,450		13,918,327
International Paper	38,450		1,673,729
LyondellBasell Industries, Cl. A	85,050		8,269,411
Sylvamo	3,413	[b]	119,114
			30,587,049
Media & Entertainment - 5.2%
Alphabet, Cl. A	7,800	[b]	21,068,892
Alphabet, Cl. C	7,300	[b]	19,694,086
Meta Platforms, Cl. A	29,950	[b]	6,320,348
Netflix	11,450	[b]	4,517,254
The Interpublic Group of Companies	71,050		2,614,640
			54,215,220
Pharmaceuticals Biotechnology & Life Sciences - 10.0%
AbbVie	261,180		38,594,569
Amgen	10,150		2,298,772
Bristol-Myers Squibb	404,400		27,770,148
Johnson & Johnson	59,350		9,767,229
Merck & Co.	210,260		16,101,711
Pfizer	192,657		9,043,320
			103,575,749

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Real Estate - 1.7%
Brandywine Realty Trust	34,450	[c]	459,219
Iron Mountain	105,800	[a,c]	5,203,244
Medical Properties Trust	220,950	[c]	4,494,123
Omega Healthcare Investors	87,650	[a,c]	2,469,101
Public Storage	7,550	[c]	2,680,401
Spirit Realty Capital	44,350	[c]	2,056,510
			17,362,598
Retailing - 5.1%
Advance Auto Parts	12,100		2,474,208
Amazon.com	11,200	[b]	34,398,112
Best Buy	16,400		1,584,896
Genuine Parts	44,650		5,454,444
Target	44,750		8,939,707
The Home Depot	1,300		410,579
			53,261,946
Semiconductors & Semiconductor Equipment - 10.4%
Applied Materials	158,150		21,223,730
Broadcom	61,400		36,068,816
NVIDIA	115,550		28,176,867
Qualcomm	133,350		22,934,866
			108,404,279
Software & Services - 7.1%
Automatic Data Processing	10,300	[b]	2,105,732
Microsoft	224,735		67,148,571
Paychex	5,350		636,971
The Western Union Company	187,100		3,401,478
			73,292,752
Technology Hardware & Equipment - 9.8%
Apple	414,630		68,463,706
Cisco Systems	107,700		6,006,429
Corning	161,750		6,534,700
Hewlett Packard Enterprise	337,700		5,376,184
NetApp	29,700		2,327,886
Seagate Technology Holdings	130,450	[a]	13,457,222
			102,166,127
Telecommunication Services - 5.1%
AT&T	1,044,110		24,734,966
Verizon Communications	529,620		28,424,705
			53,159,671
Transportation - 2.5%
Union Pacific	10,850		2,668,558
United Parcel Service, Cl. B	109,670		23,076,761
			25,745,319

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.1% (continued)
Utilities - 2.7%
American Electric Power		27,150		2,461,148
Constellation Energy		62,716		2,883,682
DTE Energy		5,500		668,745
Duke Energy		22,500		2,259,225
Exelon		188,100		8,005,536
OGE Energy		133,417		5,009,808
Pinnacle West Capital		25,050		1,774,292
The Southern Company		73,250		4,744,403
				27,806,839
Total Common Stocks (cost $699,770,300)				1,029,314,323
	1-Day Yield (%)
Investment Companies - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $11,953)	0.10	11,953	[d]	11,953
Total Investments (cost $699,782,253)		99.1%		1,029,326,276
Cash and Receivables (Net)		.9%		9,647,294
Net Assets		100.0%		1,038,973,570

a Security, or portion thereof, on loan. At February 28, 2022, the value of the fund’s securities on loan was $3,089,762 and the value of the collateral was $3,174,025, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Equity Income Fund

February 28, 2022 (Unaudited)

The following is a summary of the inputs used as of February 28, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,029,314,323	-	-	1,029,314,323
Investment Companies	11,953	-	-	11,953

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 28, 2022, accumulated net unrealized appreciation on investments was $329,544,023, consisting of $345,698,593 gross unrealized appreciation and $16,154,570 gross unrealized depreciation.

At February 28, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.